OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS
Advances to employees and suppliers	R$ 83,094	R$ 58,456
Related-party receivables (Note 28)	120,776	166,733
Receivables from suppliers	114,175	114,015
Surplus from post-employment benefit plans (Note 30)	10,997	9,833
Other amounts receivable	20,670	61,295
Total	349,712	410,332
Current	302,607	321,397
Noncurrent	R$ 47,105	R$ 88,935